Income Taxes	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income Taxes
Note 16. Income Taxes
Income tax expense is comprised of the following components:

	Year Ended June 30,
	2023	2022	2021
Current (expense) benefit:
Federal	$(1,008)	$515	$(2,536)
State and other	—	(220)	(2,247)

	(1,008)	295	(4,783)

Deferred (expense) benefit:
Federal	6,198	(4,711)	(15,658)
State and other	(6,918)	4,486	15,092

	(720)	(225)	(566)

Income tax (expense) benefit	$(1,728)	$70	$(5,349)

The income tax (expense) benefit differs from the amount derived by applying
the statutory federal rate to
pre-tax
income (loss) principally due to the effect of the following items:

	Year Ended June 30,
	2023	2022	2021
Federal tax (expense) benefit at statutory federal rate	$(16,332)	$28,617	$44,931
State income taxes, net of federal benefit	(13,033)	12,141	22,882
Change in valuation allowance	34,147	(31,679)	(70,501)
Change in the estimated applicable tax rate used to determine deferred taxes	—	—	2,545
Capital loss carryover	3,960	—	—
Nondeductible transaction costs	(206)	—	—
GAAP income of consolidated partnership attributable to non-controlling interest	(116)	(601)	(146)
Change in estimated rate to measure deferred taxes	(557)	—	—
Nondeductible officers’ compensation	(3,861)	(8,125)	(5,209)
Nondeductible expenses	(266)	(373)	(285)
Excess tax benefit related to share-based payment awards	(5,457)	93	1,088
Other, net	(7)	(3)	(654)

Income tax (expense) benefit	$(1,728)	$70	$(5,349)

The tax effects of temporary differences which give rise to significant portions of the deferred tax assets and liabilities at June 30, 2023 and 2022 were as follows:

	June 30,
	2023	2022
Deferred tax assets:
Net operating losses (NOLs)	$18,684	$102,273
Accrued employee benefits	28,271	29,440
Restricted stock units and stock options	8,571	12,452
Deferred revenue	34,914	—
Right-of-use lease assets and lease liabilities, net	7,071	7,482
Deferred interest	3,299	24,950
Property and equipment	38,703	16,327
Other, net	5,853	7,183

Total gross deferred tax assets	$145,366	$200,107
Less valuation allowance	(95,352)	(151,043)

Net deferred tax assets	$50,014	$49,064

Deferred tax liabilities:
Intangibles and other assets	$(40,143)	$(40,069)
Deferred revenue	—	(10,107)
Prepaid expenses	(4,854)	(4,874)
Investments	(5,530)	(3,377)
Straight line rent	(23,005)	(13,890)

Total deferred tax liabilities	$(73,532)	$(72,317)

Net deferred tax liability	$(23,518)	$(23,253)

In assessing
 the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax asset will not be realized. The Company’s ability to realize its deferred tax assets depends upon the generation of sufficient future taxable income to allow for the utilization of its NOLs and future deductible temporary differences. As of June 30, 2023, based on current facts and circumstances, management believes that it is more likely than not that the Company will not realize the benefit for a portion of its net deferred tax assets. Accordingly, a valuation allowance has been recorded.
Prior to the MSGE Distribution, the Company and Sphere Entertainment entered into a Tax Disaffiliation Agreement (“TDA”) that governs the parties’ respective rights, responsibilities and obligations with respect to taxes and tax benefits. Under the TDA, Sphere Entertainment will generally be responsible for all U.S. federal, state, local and other applicable income taxes of the Company for any taxable period or portion of such period ending on or before the MSGE Distribution Date.
The federal NOL carryforward as of June 30, 2023 was $54,000. The NOL has an unlimited carryforward period. Th
e NOLs a
nd tax credits recorded under the separate return basis prior to the MSGE Distribution did not carry over to the Company.
Prior to the MSGE Distribution, the Company’s collection for ticket sales, sponsorships and suite rentals in advance were recorded as deferred revenue and were recognized as revenues when earned for both accounting and tax purposes. The tax recognition on most of these deferred revenues was accelerated to the date of the MSGE Distribution and is the responsibility of Sphere Entertainment. The Company will not reimburse Sphere Entertainment for such taxes. At the time of the MSGE Distribution, the Company recorded a deferred tax asset of $71,395 and a corresponding valuation allowance of $71,395 with regard to the deferred revenue acceleration for income tax purposes. As of June 30, 2023, the Company has a deferred tax asset of $48,185 with regard to the deferred revenue acceleration and the remaining tax deduction will be recorded as deferred revenue is earned and the associated events occur or upon payment of refunds.
Income tax refunds, net of payments, were $2,031 and $10,281 for Fiscal Years 2023 and 2022, respectively, as if the Company was on a standalone basis. Income tax payments, net of refunds, was $15,526 for Fiscal Year 2021 as if the Company was on a standalone basis.